Shareholder Report, Holdings (Details)	May 31, 2024
C000210640 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210640 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000210640 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210640 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210640 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000210640 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210640 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000210640 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000210640 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210640 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210640 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000210640 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210640 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210640 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210640 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210640 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210640 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210640 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210640 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210640 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210640 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000210639 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210639 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000210639 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210639 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210639 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000210639 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210639 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000210639 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000210639 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210639 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210639 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000210639 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210639 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210639 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210639 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210639 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210639 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210639 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210639 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210639 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210639 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.90%